Unaudited Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Financial Statements of Foreign Operations [Abstract]
Intangible assets	€ 10,373	€ 12,910
Right-of-use assets	2,423	2,981
Property, plant and equipment	7,922	7,614
Other investments and other assets (non-current)	996	144
Trade and other receivables (non-current)	26	25
Deferred tax assets	28	15
Non-current assets	21,768	23,689
Inventories	48,818	51,010
Trade and other receivables (current)	6,430	7,630
Other accrued items		933
Cash and cash equivalents	4,589	6,987
Current assets	59,837	66,560
Total assets	81,605	90,249
Share capital	7	5
Capital reserves	494,310	332,907
Other equity	141	613
Retained earnings	(444,666)	(289,157)
Profit (loss)	(42,025)	(55,190)
Equity attributable to owners of the Company	7,767	(10,822)
Non-controlling interests
Total equity	7,767	(10,822)
Lease liabilities (non-current)	1,286	1,866
Warrant liabilities (non-current)	5,708	11,259
Trade and other payables (non-current)	251	214
Contract liabilities (non-current)	2	2
Other provisions (non-current)	1,563	747
Deferred tax liabilities	1,118	1,345
Non-current liabilities	9,929	15,432
Lease liabilities (current)	1,334	1,322
Loans and borrowings (current)	15,880	5,010
Warrant liabilities (current)	5,688	43,550
Trade and other payables (current)	21,760	20,652
Contract liabilities (current)	16,098	11,955
Income tax liabilities (current)	73	75
Other provisions (current)	3,075	3,075
Current liabilities	63,909	85,638
Total liabilities	73,838	101,071
Total equity and liabilities	€ 81,605	€ 90,249